Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expense And Other Assets Current [Line Items]
Schedule of Other Current Assets
Other current assets as of March 31, 2022 and December 31, 2021, consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Non-trade receivables	$9,409	$8,321
Prepaid service fees	8,457	8,623
Prepaid software and equipment maintenance	6,241	7,593
Prepaid SaaS costs	5,344	5,909
Prepaid insurance	2,513	4,416
Other	12,049	11,319

Total	$44,013	$46,181

Other current assets as of December 31, 2021 and 2020, consist of the following (in thousands):

	December 31,
	2021	2020
Prepaid service fees	$8,623	$3,969
Non-trade receivables	8,321	9,095
Prepaid software and equipment maintenance	7,593	7,499
Prepaid SaaS costs	5,909	4,290
Prepaid insurance	4,416	517
Other	11,319	6,216

Total	$46,181	$31,586